Net Unrealized Gains On Available-For-Sale Securities and Ineffective Portion Of Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	$ 990,611	$ 2,219,249	$ 1,878,677
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	3,697,314	8,526,126	5,877,872
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	1,570	2,251	4,964
Shadow
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	(2,174,866)	(5,114,147)	(3,001,532)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	$ (533,407)	$ (1,194,981)	$ (1,002,627)